Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions
Related Party Transactions

14)Related Party Transactions

(a)Related Parties

Net income (expense) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2026 and 2025 are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2026	2025	2026	2025
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$685	$—	$952	$2,777
Operating expenses:
Vessel operating expenses (2)	5,089	6,494	7,897	10,116
Technical and operational management fee from KNOT to Vessels (3)	3,702	3,470	7,426	6,894
Operating expenses from other related parties (4)	562	291	826	540
General and administrative expenses:
Administration fee from KNOT Management (5)	452	433	880	860
Administration fee from KOAS (5)	260	215	513	419
Administration fee from KOAS UK (5)	9	13	22	25
Administration and management fee from KNOT (6)	—	1	—	4
Total income (expenses)	$(9,389)	$(10,917)	$(16,612)	$(16,081)

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$58	$69
Drydocking supervision fee from KOAS (7)	(28)	81
Total	$30	$150
(1)	Time charter income from KNOT: Time charter contracts with Knutsen Shuttle Tankers Pool AS have been in operation in respect of the Hilda Knutsen since the third quarter of 2022 until her delivery to Brazil Shipping I Limited in March 2025; the Bodil Knutsen for five days in February 2026, the Torill Knutsen for four days in June 2026 and the Fortaleza Knutsen for nine days in June 2026 and thereafter since August 7, 2026.
(2)	Vessel operating expenses: KNOT Management provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Technical and operational management fee, from KNOT Management to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(5)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(6)	Administration and management fee from KNOT Management: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(7)	Drydocking supervision fee from KNOT Management and KOAS: KNOT Management and KOAS provide supervision and hire out service personnel during drydocking of the vessels.

(b)Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS and Knutsen Ballast Water AS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT. Mr. Seglem, along with other third-party shipping companies in Haugesund, also jointly owns Simsea Real Operations AS.

See the footnotes to Note 14(a)—Related Party Transactions for a discussion of transactions with management and directors included in the unaudited condensed consolidated statements of operations.

(c)Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2026	2025
Balance Sheet:
Trading balances due from KOAS	$153	$33
Trading balances due from KNOT and affiliates	—	672
Amount due from related parties	$153	$705
Trading balances due to KOAS	$1,570	$1,663
Trading balances due to KNOT and affiliates	1,208	729
Amount due to related parties	$2,778	$2,392

Amounts due from (to) related parties are unsecured and are intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(d)Trade accounts payable

Trade accounts payable to related parties are included in total trade accounts payable in the balance sheet. The balances to related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2026	2025
Balance Sheet:
Trading balances due to KOAS	$1,112	$1,309
Trading balances due to KNOT and affiliates	1,172	1,614
Trade accounts payables to related parties	$2,284	$2,923

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2026	2025
Balance Sheet:
Other trading balances due from KOAS	$675	$1,317
Other trading balances due from KNOT and affiliates	1,342	1
Other current assets from related parties	$2,017	$1,318

(e) Acquisitions from KNOT

On September 1, 2026, the Partnership acquired KNOT’s 100% interest in Knutsen Canadian Chartering AS, the company that owns and operates the Hedda Knutsen. This acquisition was accounted for as an acquisition of assets.  See Note 22 – Subsequent Events.

The board of directors of the Partnership (the “Board”) and the Conflicts Committee of the Board approved the purchase price for this acquisition. The Conflicts Committee retained an outside financial adviser and outside legal counsel to assist.